Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

December 31, 2020

AMG-QTLY-0221
1.811339.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 75.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	9,703,523	$45,703,594
Fidelity Emerging Markets Equity Central Fund (a)	1,796,546	518,770,653
Fidelity International Equity Central Fund (a)	8,998,261	867,972,253
Fidelity Real Estate Equity Central Fund (a)	72,116	8,418,782
Fidelity U.S. Equity Central Fund (a)	28,693,547	3,323,573,575
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,533,988,652)		4,764,438,857

Fixed-Income Central Funds - 20.5%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	5,444,377	51,013,810
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	261,624	28,339,130
Fidelity Floating Rate Central Fund (a)	461,249	45,686,668
Fidelity High Income Central Fund (a)	805,441	88,292,423

TOTAL HIGH YIELD FIXED-INCOME FUNDS		213,332,031

Investment Grade Fixed-Income Funds - 17.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,856,562	202,625,202
Fidelity International Credit Central Fund (a)	700,222	73,005,188
Fidelity Investment Grade Bond Central Fund (a)	6,804,460	796,598,115

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,072,228,505

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,167,756,401)		1,285,560,536

Money Market Central Funds - 0.3%
Fidelity Cash Central Fund 0.11% (b)	8,526,166	8,527,871
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	8,985,027	8,985,925
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $17,513,796)		17,513,796
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 2/25/21 to 4/1/21 (d)
(Cost $16,687,849)	16,690,000	16,688,195
	Shares	Value

Investment Companies - 3.3%
iShares 20+ Year Treasury Bond ETF (e)	557,377	$87,915,074
iShares MSCI Japan ETF	919,753	62,138,513
Market Vectors Gold Miners ETF	1,545,922	55,684,110
TOTAL INVESTMENT COMPANIES
(Cost $188,536,682)		205,737,697
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,924,483,380)		6,289,939,081
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,389,523)
NET ASSETS - 100%		$6,278,549,558

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	84	March 2021	$8,949,360	$156,074	$156,074
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,379	March 2021	258,479,760	(5,226,052)	(5,226,052)
TOTAL FUTURES CONTRACTS					$(5,069,978)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $16,688,195.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,483
Fidelity Commodity Strategy Central Fund	18,870
Fidelity Emerging Markets Debt Central Fund	566,489
Fidelity Emerging Markets Debt Local Currency Central Fund	369,456
Fidelity Emerging Markets Equity Central Fund	2,625,457
Fidelity Floating Rate Central Fund	318,936
Fidelity High Income Central Fund	1,338,351
Fidelity Inflation-Protected Bond Index Central Fund	2,732,668
Fidelity International Credit Central Fund	2,665,280
Fidelity International Equity Central Fund	3,337,666
Fidelity Investment Grade Bond Central Fund	22,150,161
Fidelity Real Estate Equity Central Fund	99,488
Fidelity Securities Lending Cash Central Fund	7,195
Fidelity U.S. Equity Central Fund	26,280,361
Total	$62,515,861

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$43,480,015	$353,032	$937	$2,575,674	$45,703,594	32.3
Fidelity Emerging Markets Debt Central Fund	47,819,338	2,016,349	895,090	(83,655)	2,156,868	51,013,810	1.9
Fidelity Emerging Markets Debt Local Currency Central Fund	25,856,727	369,456	--	--	2,112,947	28,339,130	17.2
Fidelity Emerging Markets Equity Central Fund	421,301,253	10,545,090	4,740,023	240,379	91,423,954	518,770,653	20.9
Fidelity Floating Rate Central Fund	23,960,132	21,333,566	312,204	(6,358)	711,532	45,686,668	2.4
Fidelity High Income Central Fund	89,552,559	2,785,453	8,416,000	(196,914)	4,567,325	88,292,423	3.6
Fidelity Inflation-Protected Bond Index Central Fund	223,020,904	4,622,616	25,499,536	1,724,085	(1,242,867)	202,625,202	15.1
Fidelity International Credit Central Fund	77,423,084	4,109,769	8,371,082	358,721	(515,304)	73,005,188	16.0
Fidelity International Equity Central Fund	754,010,575	18,122,170	9,389,421	9,471	105,219,458	867,972,253	24.6
Fidelity Investment Grade Bond Central Fund	779,247,359	38,358,184	12,389,453	798,035	(9,416,010)	796,598,115	2.6
Fidelity Real Estate Equity Central Fund	7,624,993	298,474	117,193	5,071	607,437	8,418,782	1.1
Fidelity U.S. Equity Central Fund	2,872,962,504	74,100,652	53,081,559	(24,364,570)	453,956,548	3,323,573,575	13.3
	5,322,779,428	220,141,794	123,564,593	(21,514,798)	652,157,562	6,049,999,393

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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